American Century California Tax-Free and Municipal Funds * American Century Capital Portfolios, Inc. *
American Century Municipal Trust * American Century Quantitative Equity Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated April 7, 2003 * Statement of Additional Information dated
                                 May 1, 2002        (American Century Quantitative Equity Funds)
                                 December 20, 2002  (American Century California Tax-Free and Municipal
                                                    Funds and American Century Capital Portfolios, Inc.)
                                 February 28, 2003  (American Century Municipal Trust)

The following replaces the fourth sentence in the fifth paragraph under the section titled, Valuation of a Fund's Securities, on page 44 of the American
Century Capital Portfolios, Inc. Statement of Additional Information:

    Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official close price.

The following is inserted at the end of the section titled How Fund Performance
Information is Calculated, in the American Century Capital Portfolios, Inc. and
the American Century Quantitative Equity Funds Statements of Additional
Information:

    The funds also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund over the most recent calendar quarter (excluding capital gains) by 4, dividing that number by the fund's share price (net asset value or maximum offering price)
    at the end of the period, and then multiplying that amount by 100:

    (Dividends Earned Over Last Calendar Quarter X 4)
    -------------------------------------------------  X  100  =  Annualized Distribution Rate
                  Current Share Price

    The annualized distribution rate for a fund will differ from the fund's
    30-day SEC yield. The annualized distribution rate for the A Class, B Class and C Class shares of a fund assumes no CDSC is paid.

The following is inserted at the end of the section titled, How Fund Performance
Information is Calculated, in the American Century California Tax-Free and
Municipal Funds and American Century Municipal Trust Statements of Additional
Information:

    The funds also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund over a
    30-day period (excluding capital gains) by 12, dividing that number by the fund's share price (net asset value or maximum offering price) at the end of the period, and then multiplying that amount by 100:

    (Dividends Earned Over Last 30 Days  X  12)
    -------------------------------------------  X  100  =  Annualized Distribution Rate
             Current Share Price

    The annualized distribution rate for a fund will differ from the fund's
    30-day SEC yield. The annualized distribution rate for A Class, B Class and
    C Class shares of a fund assumes no CDSC is paid.

SH-SPL-34319   0304